Share-based compensation (Details) - shares	12 Months Ended			96 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2023
Share-based compensation
Ordinary shares purchased on open market	261,000	468,000
LTIP
Share-based compensation
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum			10.00%
Number of shares available for grant	14,400,000			14,400,000
LTIP | RSU
Share-based compensation
RSUs issued and outstanding ratio				3.70%
Percentage of awards issued	50.00%
Ordinary shares purchased on open market	261,000
Shares issued under plan	8,200,000